UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 0.0%
	GROWTH – 0.0%
400	JZ Capital Partners Ltd.	$3,115

	TOTAL CLOSED-END FUNDS (Cost $2,281)	3,115

	COMMON STOCKS – 97.2%
	BASIC MATERIALS – 2.5%
	CHEMICALS-SPECIALTY – 0.2%
5,400	Valhi, Inc.	84,834

	GOLD MINING – 1.8%
17,000	Franco-Nevada Corp.	908,633

	METAL-DIVERSIFIED – 0.1%
10,000	Glencore International PLC	62,403

	PRECIOUS METALS – 0.4%
66,880	McEwen Mining, Inc.*	209,334
		1,265,204
	COMMUNICATIONS – 22.3%
	BROADCAST SERVICES/PROGRAMS – 17.4%
1,200	AMC Networks, Inc. - Class A*	68,364
24,000	CBS Corp. - Class B	1,001,280
400	Discovery Communications, Inc. - Class A*	27,752
7,200	Grupo Televisa S.A.B. - ADR1	201,672
30,000	Liberty Interactive Corp. - Class A*	637,800
40,000	Liberty Media Corp. - Liberty Capital - Class A*	4,460,400
40,000	Starz - Liberty Capital*	637,600
30,000	Viacom, Inc. - Class B	1,810,500
		8,845,368
	E-COMMERCE/SERVICE – 2.2%
23,000	IAC/InterActiveCorp	948,750
2,100	Liberty Ventures	156,723
		1,105,473
	SATELLITE TELECOM – 2.5%
16,800	DISH Network Corp. - Class A	626,136
15,600	EchoStar Corp. - Class A*	567,528
1,600	Loral Space & Communications, Inc.	93,904
		1,287,568
	WEB PORTALS/ISP – 0.2%
100	Google, Inc. - Class A*	75,569
		11,313,978

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL – 22.5%
	BUILDING-RESIDENTIAL/COMMERCIAL – 0.4%
9,000	Brookfield Residential Properties, Inc.*, 1	$180,090
200	Lennar Corp. - Class A	8,308
		188,398
	CASINO HOTEL – 3.0%
10,000	Las Vegas Sands Corp.	552,500
8,000	Wynn Resorts Ltd.	1,001,760
		1,554,260
	DISTRIBUTION/WHOLESALE – 0.1%
400	Watsco, Inc.	30,140

	HOLDING COMPANY – 7.1%
60,300	Icahn Enterprises LP	3,610,764

	MOTION PICTURES & SERVICES – 1.1%
32,900	DreamWorks Animation SKG, Inc. - Class A*	572,789

	PROFESSIONAL SPORTS – 0.0%
200	Madison Square Garden Co. - Class A*	10,404

	RETAIL-APPAREL/SHOES – 0.7%
7,200	Limited Brands, Inc.	345,744

	RETAIL-AUTOMOBILES – 4.6%
48,000	AutoNation, Inc.*	2,328,000

	RETAIL-BUILDING PRODUCTS – 0.1%
3,959	Orchard Supply Hardware Stores Corp. - Class A*	28,228

	RETAIL-MAJOR DEPTARTMENT STORES – 5.3%
3,200	J.C. Penney Co., Inc.	65,056
19,701	Sears Canada, Inc.	188,437
42,000	Sears Holdings Corp.*	1,971,900
11,600	Sears Hometown and Outlet Stores, Inc.*	454,140
		2,679,533
	RETAIL-RESTAURANTS – 0.1%
10,000	Wendy's Co.	51,400
		11,399,660
	CONSUMER, NON-CYCLICAL – 5.3%
	AUCTION HOUSE/ART DEALER – 0.0%
475	Sotheby's	17,062

	BEVERAGES-WINE/SPIRITS – 0.1%
300	Brown-Forman Corp. - Class A	19,677

	CONSUMER PRODUCTS-MISCELLANEOUS – 5.2%
40,000	Jarden Corp.*	2,353,600
12,797	Prestige Brands Holdings, Inc.*	274,496
		2,628,096

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	MEDICAL-DRUGS – 0.0%
2,000	Opko Health, Inc.*	$12,840

	TOBACCO – 0.0%
200	Philip Morris International, Inc.	17,632
		2,695,307
	DIVERSIFIED – 10.0%
	HOLDING COMPANY – 10.0%
110,000	Jardine Strategic Holdings Ltd. - ADR1	2,091,100
116,000	Leucadia National Corp.	2,952,200
		5,043,300
	ENERGY – 5.2%
	OIL COMPANIES-EXPLORATION & PRODUCTION – 0.6%
2,400	Continental Resources, Inc.*	199,488
600	Paramount Resources Ltd. - Class A*	19,491
7,200	Penn West Petroleum Ltd.1	72,864
800	Tourmaline Oil Corp.*	27,150
600	WPX Energy, Inc.	9,018
		328,011
	OIL COMPANIES-INTEGRATED – 1.6%
18,000	Imperial Oil Ltd.1	791,100

	OIL-U.S. ROYALTY TRUSTS – 3.0%
29,600	Texas Pacific Land Trust	1,524,400
		2,643,511
	FINANCIAL – 26.2%
	CENTRAL BANKS – 0.5%
500	Bank of Japan*	251,791

	COMMERCIAL BANKS-CENTRAL U.S. – 1.4%
12,534	BOK Financial Corp.	702,531

	HOLDING COMPANY – 0.0%
100	Berkshire Hathaway, Inc. - Class B*	9,693

	INVESTMENT COMPANIES – 0.5%
234,000	Urbana Corp. - Class A*	255,725

	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 8.0%
50,791	Brookfield Asset Management, Inc. - Class A1	1,875,712
5,600	Dundee Corp. - Class A*, 1	192,969
4,800	Onex Corp.1	207,182
280,000	Value Partners Group Ltd.	194,961
10,419	Virtus Investment Partners, Inc.*	1,552,535
		4,023,359

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	REAL ESTATE OPERATIONS/DEVELOPMENTS – 11.1%
80,000	Forest City Enterprises, Inc. - Class A*	$1,352,800
59,000	Howard Hughes Corp.*	4,248,000
		5,600,800
	REITS-DIVERSIFIED – 0.3%
2,000	Vornado Realty Trust	168,920

	REITS-MANUFACTURED HOMES – 0.5%
3,600	Equity Lifestyle Properties, Inc.	257,760

	REITS-REGIONAL MALLS – 1.1%
4,000	General Growth Properties, Inc.	78,080
27,000	Rouse Properties, Inc.	493,020
		571,100
	REITS-SHOPPING CENTERS – 2.8%
6,800	Calloway Real Estate Investment Trust	201,736
232,000	Link REIT	1,205,560
		1,407,296
		13,248,975
	INDUSTRIAL – 3.2%
	AIRPORT DEVELOPMENT/MAINTENANCE – 2.9%
1,800,000	Beijing Capital International Airport Co., Ltd. - Class H	1,499,342

	DIVERSIFIED MANUFACTURING – 0.3%
2,800	Colfax Corp.*	124,908
100	Danaher Corp.	5,993
		130,901
		1,630,243

	TOTAL COMMON STOCKS (Cost $39,924,840)	49,240,178

	EXCHANGE-TRADED FUNDS – 0.3%
	GAMING & ENTERTAINMENT – 0.3%
4,000	Market Vectors Gaming ETF	155,680

	GROWTH & INCOME – 0.0%
200	PowerShares Buyback Achievers Portfolio	6,292

	TOTAL EXCHANGE-TRADED FUNDS (Cost $91,588)	161,972

	PREFERRED STOCKS – 0.0%
	CONSUMER, CYCLICAL – 0.0%
	RETAIL-BUILDING PRODUCTS – 0.0%
3,959	Orchard Supply Hardware Stores Corp.	7,324

TOTAL PREFERRED STOCKS (Cost $—)	$7,324

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.6%
$1,335,599	UMB Money Market Fiduciary, 0.01%2	1,335,599

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,335,599)	1,335,599

	TOTAL INVESTMENTS – 100.1% (Cost $41,354,308)	50,748,188
	Liabilities in Excess of Other Assets – (0.1)%	(50,187)

	TOTAL NET ASSETS – 100.0%	$50,698,001

ADR – American Depository Receipt
ETF – Exchange Traded Fund
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 Foreign security denominated in U.S. Dollars.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Liberty Street Horizon Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

Note 1 – Organization
The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class.  Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007.  Institutional Class commenced operations on July 11, 2007.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Liberty Street Horizon Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At January 31, 2013, the Fund did not have any forward contracts outstanding.

Note 3 – Federal Income Taxes
At January 31, 2013, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$41,404,148

Gross unrealized appreciation	$12,873,538
Gross unrealized depreciation	(3,529,504)

Net unrealized appreciation on investments and foreign currency translations	$9,344,034

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Liberty Street Horizon Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Closed-End Funds	$3,115	$-	$-	$3,115
Common Stocks1	49,240,178	-	-	49,240,178
Exchange-Traded Funds	161,972	-	-	161,972
Preferred Stocks	7,324	-	-	7,324
Short-Term Investments	1,335,599	-	-	1,335,599
Total Investments	$50,748,188	$-	$-	$50,748,188

*The Fund did not hold any Level 2 or Level 3 securities at period end.
1All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Liberty Street Horizon Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	3/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	3/27/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	3/27/13

   * Print the name and title of each signing officer under his or her signature.